Disposals of businesses and deconsolidation of subsidiaries	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposals of businesses and deconsolidation of subsidiaries
Disposals of businesses and deconsolidation of subsidiaries

Disposals in 2017
There were no disposals of businesses and deconsolidation of subsidiaries in the year ended December 31, 2017.

Disposals in 2016

There were no disposals of businesses and deconsolidation of subsidiaries in the year ended December 31, 2016.

Disposals in 2015

Disposal of the West Polaris

On June 19, 2015, we sold the entities that owned and operated the West Polaris (the “Polaris business”), to Seadrill Operating LP (“Seadrill Operating”), a consolidated subsidiary of Seadrill Partners LLC and 42% owned by us. The entities continue to be related parties subsequent to the sale.

The purchase price consisted of an initial enterprise value of $540 million, less debt assumed of $336 million. The fair value of consideration recognized on disposal was $235 million, which comprised of $204 million of cash consideration, and a working capital adjustment of $31 million, due to the net working capital of the Polaris business being greater than the required working capital prescribed in the sale and purchase agreement.

Additional contingent consideration in the form of a seller’s credit of $50 million is also potentially due from Seadrill Partners in 2021, which will carry interest at a rate of 6.5% per annum. The repayment of the seller’s credit is contingent on the future re-contracted day rate. During the 3-year period following the completion of the current customer contract, the final amount payable will be adjusted downwards to the extent the average re-contracted operating day rate (net of commissions), adjusted for utilization, over the period, is less than $450 thousand per day. If the rig is off contract during this period, the reduction is equal to $450 thousand per day.

In addition, we may be entitled to receive further contingent consideration from Seadrill Partners, consisting of (a) any day rates earned by Seadrill Partners in excess of $450 thousand per day, adjusted for daily utilization, tax and agency commission for the remainder of the ExxonMobil contract completing in February 2018 and (b) 50% of any day rate earned above $450 thousand per day, adjusted for daily utilization, tax and agency commission fee after the conclusion of the existing contract until 2025. In February 2016, the drilling contract with ExxonMobil was amended such that the day rate for the West Polaris was reduced from $653 thousand per day to $490 thousand per day, effective January 1, 2016.

Our accounting policy is not to recognize contingent consideration before it is considered realizable and has therefore not recognized on disposal any amounts receivable relating to the elements of consideration which are contingent on future events. From the disposal date of the West Polaris on June 19, 2015 to December 31, 2015, we have recognized $32 million in contingent consideration, as it became realized, within “Contingent consideration realized” included within "Operating income". In the years ended December 31, 2016 and December 31, 2017, we recognized an additional $8 million and $13 million in contingent consideration respectively.

The loss recognized at the time of disposal of the Polaris business was $77 million, after taking into account a goodwill allocation of $41 million. Refer to Note 6 "(Loss)/gain on disposals" for more information.

(In US$ millions)	As at June 19, 2015
Initial enterprise value	540
Less: Debt assumed	(336)
Initial purchase price	204

Plus: Working capital adjustment	31
Adjusted initial purchase price	235

Cash	204
Plus: Working capital receivable	31
Fair value of purchase consideration recognized on disposal	235

Less: net carrying value of assets and liabilities	(271)
Less: allocated goodwill to subsidiaries	(41)
Loss on disposal	(77)

Under the terms of various agreements between Seadrill and Seadrill Partners LLC, which were entered into in connection with the initial public offering of Seadrill Partners LLC, Seadrill will continue to provide management, technical and administrative services to the Polaris business. Refer to Note 30 "Related party transactions" for more information of these services and agreements.

The sale of the Polaris business does not qualify for reporting as a discontinued operation as the sale of the Polaris business is not considered to represent a strategic shift that is expected to have a major effect on our operations and financial results.

SeaMex Limited

During the year ended December 31, 2014, we entered into a Joint Venture agreement ("JV agreement") with an investment fund controlled by Fintech Advisory Inc. (“Fintech”), for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The West Oberon, West Intrepid, West Defender, West Courageous and West Titania jack-up drilling rigs (“the jack-up drilling rigs”) were included within the joint venture. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in the joint venture company, SeaMex Limited (“SeaMex” or the "JV"), which was previously 100% owned by us, and SeaMex simultaneously purchased the jack-up drilling rigs from Seadrill Limited.

As a result of the transaction, we no longer control the entities that own and operate these jack-up drilling units (the “Disposal Group”), and accordingly we have deconsolidated these entities as at March 10, 2015, and recognized our remaining 50% investment in the joint venture at fair value. The fair value of the retained 50% equity interest in the SeaMex joint venture was determined by reference to the price paid by Fintech to obtain a 50% equity interest in the disposal group from Seadrill. We account for our 50% investment in the joint venture under the Equity Method.

Total consideration in respect of the Disposal Group was $1,077 million from SeaMex to Seadrill. This was comprised of net cash of $586 million, a seller’s credit receivable of $250 million, short term related party receivable balances of $91 million and a direct settlement of Seadrill’s debt facilities relating to the West Oberon amounting to $150 million. Subsequently, $162 million of the related party balance was received when the West Titania was refinanced. The seller’s credit bears interest at a rate of LIBOR plus a margin of 6.50% and matures in December 2019. Refer to Note 30 "Related party transactions" for more information.

Seadrill utilized the cash consideration to repay outstanding debt facilities in respect of the West Courageous, West Defender, West Intrepid and West Titania. Refer to Note 22 "Long-term debt" for more information.

The total recognized gain on disposal was $181 million, after taking into account a goodwill allocation of $49 million, which has been presented in our Consolidated Statement of Operations, under “Loss on disposals” included within "Operating income" attributable to the jack-up segment.

We have not presented this Disposal Group as a discontinued operation in the Consolidated Statement of Operations as it does not represent a strategic shift that has (or will have) a major effect on our operations and financial results.

(In US$ millions)	As at March 10, 2015
Fair value of consideration received
Net cash consideration received	749
Seller’s credit recognized	250
Direct repayment of debt by the JV on behalf of Seadrill	150
Consideration receivable in respect of West Titania	162
Other related party balances payable	(71)
Cash paid to acquire 50% interest in the JV	(163)
Fair value of consideration received	1,077

Fair value of retained 50% investment in Seamex Limited	163

Carrying value of net assets
Current assets
Cash and cash equivalents	40
Deferred tax assets - short term	8
Other current assets	20
Total current assets	68

Non-current assets
Drilling units	969
Deferred tax asset - long term	4
Other non-current assets	86
Goodwill	49
Total non-current assets	1,108
Total assets	1,176

Liabilities
Current liabilities
Trade accounts payable	(1)
Other current liabilities	(56)
Total current liabilities	(57)

Non-current liabilities
Other non-current liabilities	(60)
Total non-current liabilities	(60)
Total liabilities	(117)
Carrying value of net assets	1,059

Gain on disposal	181

In connection with the JV agreement, SeaMex entered into a management support agreement with Seadrill Management, a wholly owned subsidiary of ours, pursuant to which Seadrill Management provides SeaMex with certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee of 8% of Seadrill’s costs and expenses incurred in connection with providing these services. The agreement can be terminated by SeaMex by providing 120 days written notice.

Accounting for basis differences
Our investments in Seadrill Partners that are accounted for under the equity method (subordinated units and direct ownership interests) were initially recognized at fair value upon deconsolidation. Basis differences therefore exist between the fair value of the investments and the underlying carrying values of the investees’ net assets at the date of deconsolidation. A valuation exercise has been performed for each separate investment accounted for under the equity method, in order to allocate these basis differences to identifiable assets and liabilities, with any residual amount recognized as goodwill. Differences have been allocated to depreciable or amortizable assets or liabilities and will be amortized over the estimated useful economic life of the underlying assets and liabilities. This amortization is recognized in the Consolidated Statement of Operations in the "Share in results from associated companies" line.

The basis difference has been accounted for as follows:

(i) The basis difference assigned to drilling units is being depreciated over the remaining estimated useful lives of the units;

(ii) The basis difference relating to the drilling contracts is being amortized over the remaining term of the contract; and

(iii) The Company will not amortize the difference assigned to goodwill, but will consider any indicators of impairment.

Following other than temporary impairments recognized in September 2015, September 2016 and December 31, 2017 the basis difference for drilling units, contracts and goodwill caused Seadrill's share of basis difference to fall by $427 million, $567 million and $246 million.

The remaining basis difference for drilling units and goodwill the period ended December 31, 2017 was $1 million and $6 million respectively.